CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (UNAUDITED) - USD ($) $ in Thousands	3 Months Ended				12 Months Ended
	Mar. 31, 2025		Mar. 31, 2024		Dec. 31, 2024		Dec. 31, 2023
Income Statement [Abstract]
Revenue	$ 66,601		$ 53,835		$ 223,751		$ 160,122
Operating Expenses
Salaries, Wages, & Benefits	18,792		16,775		67,787		54,057
Aircraft Fuel	7,405		8,199		23,828		29,476
Maintenance, materials and repairs	3,852		2,933		13,210		8,603
Depreciation and amortization	2,248		1,166		6,271		2,293
Contracted ground and aviation services	6,306		6,903		19,599		20,507
Travel	2,956		4,282		11,174		8,334
Insurance	1,261		1,633		6,189		5,009
Aircraft Rent	15,241		12,761		57,677		33,632
Other	5,431		3,802		19,144		14,079
Total Operating Expenses	63,492		58,454		224,879		175,990
Operating Income (Loss)	3,109		(4,619)		(1,128)		(15,868)
Non-Operating Expenses
Interest Expense	2,583		1,760		8,955		4,916
Loss in Canada Jetlines Operations Ltd.					1,300
Total Non-Operating Expenses	2,583		1,760		10,255		4,916
Income (Loss) before income taxes	526		(6,379)		(11,383)		(20,784)
Income tax expense					2		2
Net Income (Loss)	526		(6,379)		(11,385)		(20,786)
Net Income attributable to Noncontrolling Interest	372				87		225
Net Income (Loss) attributable to the Company	$ 154		$ (6,379)		$ (11,472)		$ (21,011)
Income (Loss) per share:
Basic	$ 0		$ (0.11)		$ (0.19)		$ (0.37)
Diluted	$ 0	[1]	$ (0.11)	[1]	$ (0.19)	[2]	$ (0.37)	[2]
Weighted average number of shares outstanding	62,205,192		59,234,601		60,359,587		56,763,879
Fully diluted shares outstanding	69,619,293		59,234,601		60,359,587		56,763,879

[1]

(1) There were 17,732,764 warrants, 196,667 options, and 7,294,595 RSUs outstanding at March 31, 2025 and there were 17,680,187 warrants, 313,334 options, and 5,965,022 RSUs outstanding at March 31, 2024. The Company excluded the warrants for the period ended March 31, 2025, and excluded the warrants, options and RSUs from the calculation of diluted EPS for the period ended March 31, 2024 as inclusion would have an anti-dilutive effect.

[2]	There were 17,732,764 warrants, 246,667 options, and 5,373,373 RSUs outstanding at December 31, 2024 and there were 22,518,894 warrants, 470,668 options, and 5,056,270 RSUs outstanding at December 31, 2023. The Company excluded the warrants, options and RSUs from the calculation of diluted EPS for the years ended December 31, 2024 and 2023 as inclusion would have an anti-dilutive effect.